Motley Fool Funds Trust

2000 Duke Street, Suite 175

Alexandria, Virginia 22314

September 30, 2016

Via Edgar Transmission

Securities and Exchange Commission

100 F. Street, N.E.

Washington, DC 20549

Re:                             The Motley Fool Funds Trust (the “Trust”)
                                                File Nos.: 333-156770 and 811-22264

Ladies and Gentlemen:

The Trust files herewith a preliminary proxy statement on behalf of the Motley Fool Independence Fund, Motley Fool Great America Fund, and Motley Fool Epic Voyage Fund (the “Funds”) seeking shareholder approval to re-domicile the Funds into corresponding series of a different registrant — The RBB Fund, Inc. (File Nos. 033-20827 and 811-05518).

Pursuant to Rule 14a-6 of Regulation 14A under the Securities Exchange Act of 1934, the Trust is filing this preliminary proxy statement 10 calendar days before the date that the definitive proxy statement is filed and first sent to shareholders of the Funds.

If you have any questions or comments regarding this filing, please do not hesitate to contact Edward Paz of U.S. Bancorp Fund Services, LLC at (414) 765-5366.

Very truly yours,

/s/ Denise Coursey
Denise Coursey
President

cc:                                James Shaw, The RBB Fund, Inc.

Christopher Menconi, Morgan, Lewis & Bockius LLP

Jillian Bosmann, Drinker Biddle & Reath LLP